Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	ENLIVEX THERAPEUTICS LTD.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001596812
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	001-36578
Entity Address, Address Line One	14 Einstein Street
Entity Address, Address Line Two	Nes Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403618